Aegis Value Fund, Inc.



Semi-Annual Report



February 29, 2004



Shareholders' Letter

April 15, 2004


To the shareholders of the Aegis Value Fund:


We are pleased to present the Aegis Value Fund's semi-annual report for the six months ended February 29, 2004. We take this opportunity to welcome new shareholders to the Fund and provide a brief overview of the objectives and strategy of the Fund. The Aegis Value Fund seeks to achieve long-term, above market returns while minimizing risk of capital loss. Our strategy is to invest in well-researched small-cap equities trading at a fraction of their intrinsic worth. We believe the equity markets are often inefficient, and we are contrarian, bottom-up stock selectors. We generally buy stocks trading at low price-to-book and price-to-earnings ratios, a segment of the market where academic research shows historical returns to be significantly higher than the overall market.

We look for indications of strong corporate governance and ethical stewardship as evidenced by high insider ownership, proper use of corporate profits, including bargain-priced share repurchases, and appropriate executive salary and option levels. We tend to purchase companies when they are misunderstood, out of favor, or neglected, and hold these companies until share prices reach our estimates of intrinsic value.

Since the Aegis Value Fund's inception on May 15, 1998, the Fund has performed well against the market averages,returning a cumulative gain of 156.3 percent through April 15, 2004, compared to a gain of
62.5 percent in our primary small-cap value benchmark, the Russell 2000 Value Index, a cumulative gain of 32.7 percent for the Russell 2000 Index of small-cap stocks (growth and value), and a 10.9 percent cumulative gain in the S&P 500 Index.

For the six months ended February 29, 2004, the Aegis Value Fund posted a gain of 15.8 percent,versus a gain of 21.3 percent for the Russell 2000 Value Index. The Russell 2000 Index gained 18.3 percent while the S&P 500 Index returned 14.6 percent*.

Shareholders who have been with us for some time will notice a change in the format of this report. Beginning this period, we have focused the Semi-Annual Report solely on factual financial and operating data regarding the Fund. Our traditional(and more subjective) market commentary will be provided separately in an Advisor's Report.

Our decision to make this change is a result of the Sarbanes-Oxley
Act of 2002. Under the Act, mutual fund officers are required to certify the entirety of the Semi-Annual report. After some deliberation, we reached the conclusion that we will not certify data provided by third parties, nor will we certify analysis and subjective conclusions drawn from such data. Nonetheless, we strongly feel that a thoughtful and (we hope) relevant discussion of current market conditions is important to many shareholders. Therefore, please continue to anticipate reading this kind of commentary and analysis, subjective though it is, in the Advisor's Report.

We trust that this new approach will not impede communication with our shareholders, which we continue to take very seriously.


Berno, Gambal, & Barbee, Inc.
Scott L. Barbee, CFA
Managing Director, Portfolio Manager



Note: All historical performance returns shown in this shareholders' letter for the Aegis Value Fund Inc. are presented on a pre-tax basis.


* - Aegis Value Fund's one-year, three year, five year, and since inception (5/15/1998) average annual returns for the period ending March 31, 2004 are 53.6%, 21.2%, 22.2%, and 17.5% respectively.
Returns include reinvestment of dividends and capital gains.
Russell 2000 Value Index comparative one-year, three-year, five-year, and since inception average annual returns for the period ending March 31, 2004 are 64.5%, 16.0%, 16.1%, and 9.0%.
Past performance is no guarantee of future results. Share prices will fluctuate, so that shares may be worth more or less than their original cost when redeemed.






Aegis Value Fund, Inc.
Schedule of Portfolio Investments
February 29, 2004


Common Stock - 48.1%			Shares		Mkt Value


Industrial Cyclicals - 6.0%

Allied Defense Group, Inc.*             208,900        $3,904,341
American Pacific Corp.                  670,534         5,411,209
Ampco-Pittsburgh Corporation             65,000           893,750
Butler Manufacturing, Inc.*             196,800         4,396,512
Commonwealth Industries, Inc.*           47,996           312,502
Ethyl Corporation*                      185,360         3,777,637
International Aluminum Corp.             32,300         1,091,740
Pope & Talbot, Inc.                     109,100         1,876,520
Quipp, Inc.*                             78,300         1,037,475
RTI International Metals Inc.*          148,600         2,523,228
Ryerson Tull Class A                    519,800         7,053,686
Steel Technologies Inc.                  30,743           528,503
Stewart & Stevenson Inc.                 33,900           472,227
                                                       ==========
                                                       33,279,330

Wholesale and Distribution - 0.9%

Nash Finch Company                      212,300         4,942,344
                                                       ==========
                                                        4,942,344

Finance and Real Estate - 11.1%

Acceptance Insurance Companies, Inc.*   229,400             5,735
Allmerica Financial Corp.*              224,000         8,261,120
American Physicians Capital Inc.*       178,738         3,646,255
California First National Bank Corp. *   12,100           152,218
First Union Real Estate Equity SBI*   1,045,000         2,779,700
Medallion Financial Corp.                11,400           101,460
Meristar Hospitality Inc.*              653,800         4,086,250
The MIIX Group Inc.*                    720,000           504,000
Prime Hospitality Corp.*                786,000         8,402,340
Prime Group Realty Trust *            1,885,700        11,691,340
PXRE Group Ltd.                         275,000         7,400,250
PMA Capital Corp. Cl. A.*             1,548,110         8,592,011
SCPIE Holdings, Inc.                    747,902         6,095,401
                                                       ==========
                                                       61,718,080

Textiles and Apparel - 2.2%

Delta Apparel, Inc.                     171,000         3,385,800
Delta Woodside Industries*              428,700         1,136,055
Haggar Corporation                      195,863         3,878,087
Nitches, Inc. *	                       37,620           216,315
Quaker Fabric Corporation               388,642         3,334,548
                                                       ==========
                                                       11,950,806

Transportation - 4.6%

International Shipholding Corp.*         95,700         1,329,273
KLM Royal Dutch Airline                 397,000         9,297,740
Maritrans, Inc.                          73,800         1,208,844
National RV Holdings*                   276,300         2,867,994
OMI Corporation                         433,400         4,685,054
Sea Containers Ltd. - Class A           308,200         6,009,900
                                                       ==========
                                                       25,398,805

Energy & Natural Resources - 8.6%

Alliant Energy Corp.                    160,000         4,120,000
Atwood Oceanics Inc.*                   155,000         5,786,150
Avista Corporation                       45,800           827,606
Global Industries, Inc.*                747,217         3,780,918
Horizon Offshore Inc.*                1,222,024         3,959,358
Idacorp Inc.                             80,800         2,525,000
PNM Resources, Inc.                     170,000         5,178,200
Petroleum Development Corp.*             47,148         1,348,433
Reliant Resources Inc.*               1,125,900         8,556,840
Stillwater Mining Co.*                  304,500         3,696,630
Ultimate Electronics *                  200,614         1,466,488
USEC Inc.                               740,500         6,205,390
                                                       ==========
                                                       47,451,013

Agriculture - 5.4%

The Andersons, Inc.                     300,028         5,847,546
Dimon Inc.                            2,008,000        13,955,600
Seaboard Corporation                        200            67,120
Standard Commercial Corporation         536,500        10,155,945
                                                       ==========
                                                       30,026,211

Consumer Durables - 1.1%

Bassett Furniture Industries, Inc.      306,654         6,344,671
                                                       ==========
                                                        6,344,671

Technology - 1.2%

Audiovox Corporation - Class A*         105,588         1,723,196
CAM Commerce Solutions, Inc.*            60,100           677,267
Clarus Corporation*                     137,695         1,155,261
IDT Corporation*                         10,000           201,000
IDT Corporation - Class B*               86,000         1,784,500
Integrated Telecom Express Inc.* 1      308,300            30,830
Liquid Audio Inc.*                      372,250           141,455
Printware, Inc.* 1                       32,000                 0
Technology Solutions Company*           828,594           919,739
                                                       ==========
                                                        6,633,248

Retail and Entertainment - 5.4%


Books-A-Million Inc.*                   858,822         4,817,991
Bowl America Inc. - Class A               9,481           142,215
Duckwall-ALCO Stores, Inc.*             140,100         2,058,069
Luby's, Inc.*                         2,032,300         9,856,655
Marsh Supermarkets, Inc. - Class B      205,107         2,678,697
Nathan's Famous, Inc.*                  132,400 	  779,704
Toy R Us Inc. *                         612,600         9,617,820
                                                        =========
                                                       29,951,151

Consumer Non-Durables - 1.5%


CPAC, Inc.                              306,998         1,848,128
Head N.V. *                           1,881,000         6,113,250
National Presto Industries, Inc.         15,000           578,100
                                                        =========
                                                        8,539,478

   Total Common Stocks - (Cost $190,225,721)          266,235,138




Preferred Stocks - 0.4%                  Shares      Market Value


Glenborough Realty 7.75%
Convertible Preferred                    14,000           352,100
La Quinta Properties 9%
Series A Preferred                       76,800         1,979,904
                                                        =========
   Total Preferred Stocks - (Cost $1,925,256)           2,332,004


Investment Companies - 0.8%                Shares    Market Value


Federated Prime Obligations Fund        4,236,484       4,236,484

   Total Investment Companies - (Cost $4,236,484)       4,236,484




Short-Term Investments - 49.6%          Face Value    Market Value


U. S. Treasury Bill due 3/4/04          35,000,000      34,995,303
U. S. Treasury Bill due 3/11/04         30,000,000      29,991,276
U. S. Treasury Bill due 3/18/04         40,000,000      39,982,320
U. S. Treasury Bill due 03/25/04        40,000,000      39,975,036
U. S. Treasury Bill due 04/01/04        20,000,000      19,984,836
U. S. Treasury Bill due 04/08/04        30,000,000      29,971,824
U. S. Treasury Bill due 04/15/04        30,000,000      29,966,130
U. S. Treasury Bill due 04/22/04        50,000,000      49,932,490

  Total Short-Term Investments - (Cost $274,799,215)   274,799,215


Total Investments - 98.9% (Cost $471,186,673)          547,602,841

Other Assets and Liabilities - 1.1%                      6,045,459

Net Assets - 100.0%                                   $553,648,300

   * Non-income producing securities
   1 Company is in liquidation and security is being fair valued by the board of directors.






Aegis Value Fund, Inc.
Statement of Assets and Liabilities
February 29, 2004
(Unaudited)

Assets

Investments at market value  (cost $471,186,673)     $547,602,841
Cash                                                    4,829,547
Receivable for investment securities sold               1,984,802
Receivable for fund shares sold                         3,342,735
Interest and dividends receivable                         298,296
Other assets                                                1,764
Receivable from investment advisor                         28,243
   Total assets                                       558,088,227

Liabilities

Payable for investment securities purchased             3,873,121
Payable for fund shares redeemed                          495,913
Accrued expenses                                           70,894
   Total liabilities                                    4,439,927

Net assets (31,746,341 shares of $0.001 par
   value capital stock outstanding; 100,000,000 shares
   authorized)                                       $553,648,300


Net assets consist of:
   Capital stock at par value                             $31,746
   Paid-in capital                                    463,094,531
   Accumulated net investment income                    (340,977)
   Accumulated net realized gain                       14,446,836
   Net unrealized appreciation                         76,416,164

Net assets                                           $553,648,300

Net asset value per share                                  $17.44







Aegis Value Fund, Inc.
Statement of Operations
For the Period September 1, 2003
to February 29, 2004
(Unaudited)


Investment Income
  Dividends                                            $1,802,931
  Interest                                                765,068
     Total income                                       2,567,999

Expenses
  Investment advisory fees                              2,560,000
  Transfer agency and administration fees                 533,333
  Registration fees                                        46,558
  Custody fees                                             24,872
  Printing and postage costs                               19,435
  Legal and accounting fees                                17,300
  Directors fees                                           13,597
  Insurance and other                                       8,159
     Gross expenses                                     3,223,255

  Less:  fees paid indirectly                            (11,309)
  Less:  fees reimbursed by investment advisor           (14,147)
     Net expenses                                       3,197,799

Net investment income                                   (629,800)


Realized and unrealized gain (loss) on investments
Net realized gain on investments                        20,362,239
Change in unrealized appreciation (depreciation) of
       investments for the period                       41,324,163

Net realized and unrealized gain (loss) on investments  61,686,402

Net increase in net assets resulting from operations   $61,056,602






Aegis Value Fund, Inc.
Statement of Changes in Net Assets
For the Period September 1, 2003
to February 29, 2004
(Unaudited)

Increase in net assets from operations
  Investment income - net                               ($629,800)
  Net realized gain on investments                      20,362,239
  Change in unrealized appreciation                     41,324,163
     Net increase (decrease) in net assets
        resulting from operations                       61,056,602

Distributions
  Investment income - net                                        0
  Realized capital gains                              (11,091,093)
     Total distributions                              (11,091,093)

Capital share transactions*
  Subscriptions                                        277,491,307
  Distributions reinvested                              10,198,864
  Redemptions                                         (78,206,361)
     Total capital share transactions                  209,483,810

     Total increase in net assets                      259,449,320

Net assets at beginning of period                      294,198,979

Net assets at end of period                           $553,648,300


*Share information
  Subscriptions                                         16,788,906
  Distributions reinvested                                 617,365
  Redemptions                                          (4,720,962)






Aegis Value Fund, Inc.
Financial Highlights
For Six Months Ending February 29, 2004
And Fiscal Year Ending August 31, 2003
(Unaudited)

Per share data:				February 29, 2004  August 31, 2003
Net asset value -
beginning of period                     $15.44                $12.99

Income from investment operations-
Net investment income                   (0.02)                  0.04
Net realized and unrealized
gain (loss) on investments                2.43                  2.92
   Total from investment operations       2.41                  2.96

Less distributions declared to shareholders
   Net investment income                  0.00                 (0.02)
   Net realized capital gains           (0.41)                 (0.49)
     Total distributions                (0.41)                 (0.51)

Net asset value - end of period         $17.44                 $15.44

Total investment return                 15.80%                  23.69%

Ratios (to average net assets)/supplemental data:
Expenses after reimbursement and         1.50%                  1.50% 1
  fees paid indirectly
Expenses before reimbursement and        1.50%                  1.56%
  fees paid indirectly
Net investment income                   (0.12%)                 0.31%
Portfolio turnover (annualized)            31%                    15%

Net assets at end of period (000's)    $553,648              $294,199

1 Ratio after expense reimbursement, before fees paid indirectly, was 1.51% in 2003






Aegis Value Fund, Inc.
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201
Phone:  (800) 528-3780
Fax:  (703) 528-1395
Internet:  www.aegisvaluefund.com

Board of Directors
Scott L. Barbee
William S. Berno
Edward P. Faberman
Albert P. Lindemann III
Eskander Matta

Officers
William S. Berno, President
Scott L. Barbee, Treasurer
Paul Gambal, Secretary

Investment Advisor
Berno, Gambal & Barbee, Inc.
1100 North Glebe Road, Suite 1040
Arlington, Virginia  22201

Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106

Independent Auditors
PricewaterhouseCoopers LLP
250 W. Pratt Street, Suite 2100
Baltimore, Maryland  21201

Counsel
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, DC  20006